Investments in associates and joint arrangements - Summary of Investments (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Jul. 18, 2023	Mar. 22, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	[1]	Mar. 31, 2020	Sep. 30, 2019
Investment in associates and joint arrangements
Investment in joint ventures			€ 9,578	€ 8,203	€ 9,578
Investment in associates			1,501	1,829	1,501
Total investment in joint ventures and associates			11,079	10,032	11,079
Cash consideration for sale of interests in joint ventures and associates				500		€ 446
Indus Towers Limited
Investment in associates and joint arrangements
Investment in associates			908	1,104	908
Other
Investment in associates and joint arrangements
Investment in associates			84	98	84
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures			9,578	8,203	9,578
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures			793	€ 516	€ 793
Joint venture ownership interest				50.00%	50.00%
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Investment in joint ventures			€ 8,634	€ 7,620	€ 8,634
Joint venture ownership interest	60.30%	64.20%	64.20%	60.30%	64.20%
Cash consideration for sale of interests in joint ventures and associates	€ 500
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures			€ 908	€ 1,104	€ 908
Joint venture ownership interest				21.00%
Vodafone Idea Limited
Investment in associates and joint arrangements
Investment in joint ventures				€ 0				€ 0	€ 0
Joint venture ownership interest				31.40%	32.30%
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures			€ 43	€ 69	€ 43

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.